April 20, 2022

STATEMENT OF ADDITIONAL INFORMATION

F/m Investments Large Cap Focused Fund

INVESTOR CLASS SHARES – TICKER SYMBOL: IAFMX

INSTITUTIONAL CLASS SHARES – TICKER SYMBOL: IAFLX

Series of F/M FUNDS TRUST

January 18, 2022

Effective on April 20, 2022, Matthew Swendiman was elected to serve as President of the Trust and Dennis Mason was elected to serve as Chief Compliance Officer of the Trust. Effective on March 2, 2022, Angela Simmons was elected to serve as Treasurer of the Trust.

The section “Trustees and Officers” beginning on page 20 of the Statement of Additional Information is replaced as follows:

Overall responsibility for management of the Trust rests with its Trustees. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust’s day-to-day operations. The officers are elected annually. Certain officers of the Trust also may serve as a Trustee.

The Trust is managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts. There are currently four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”). The Independent Trustees are compensated by the Trust for their services as a Trustee. Officers of the Trust receive no compensation from the Trust for performing the duties of their offices.

Name, Address and Age	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Directorships of Public Companies During Past 5 Years
Interested Trustee:
Alexander Morris* c/o 3050 K Street NW, Ste. 201 Washington, D.C. 20007 Year of birth: 1984	Since December 2020	Trustee	President and Chief Investment Officer of F/m Acceleration and F/m Investments since March 2019. Director of Key Bridge Compliance, LLC since January 2019. Founder of Rowhouse Capital Partners LLC, the predecessor of F/m Investments in 2014. President of the Trust from December 2020 until April 2022.	None
Independent Trustees:
Debra Lee McGinty-Poteet** c/o 3050 K Street NW, Ste. 201 Washington, D.C. 20007 Year of birth: 1956	Since May 2015	Trustee	Retired since 2012. Currently serves on the Board for a number of non-profit organizations.	Trustee and Audit Committee Chair of Series

Portfolios Trust, a registered investment company (2015 to present)
E. Keith Wirtz c/o 3050 K Street NW, Ste. 201 Washington, D.C. 20007 Year of birth: 1960	Since October 2016	Trustee	Vice President and Chief Investment Officer of Union Savings Bank of Connecticut since July 2019. Principal of Walrus Partners, LLC, a registered investment adviser from 2013 until 2019. Currently serves on the Board or Committee for a number of non-profit organizations.	None
John R. Hildebrand c/o 3050 K Street NW, Ste. 201 Washington, D.C. 20007 Year of birth: 1956	Since October 2019	Trustee	Retired since 2016. Partner in the Financial Services/Investment Management Practice of PricewaterhouseCoopers from 1994 until 2016.	None
Executive Officers:
Matthew Swendiman c/o 3050 K Street NW, Ste. 201 Washington, D.C. 20007 Year of birth: 1973	Since April 2022	President	Chairman and Chief Compliance Officer of the Sub-Adviser since March 2019. Chairman of F/m Acceleration, LLC (investment adviser support services) since March 2019. Director of Key Bridge Compliance, LLC and its predecessor firm since November 2018. President and CEO of JCM Financial Services Consulting, LLC from November 2018 to present. Of Counsel for Graydon law firm from September 2012 until November 2018. Chief Compliance Officer of the Trust from April 2021 until April 2022.	N/A
Dennis Mason c/o 3050 K Street NW, Ste. 201 Washington, D.C. 20007 Year of birth: 1967	Since April 2022	Chief Compliance Officer	Senior Compliance Officer, Key Bridge Compliance, LLC since April 2021. Fund Compliance Officer, Apex Fund Services, July 2013 – April 2021.	N/A
Linda J. Hoard 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of birth: 1947	Since October 2020	Secretary	Senior Vice President, Associate General Counsel, Legal Administration, Ultimus Fund Solutions, LLC, since April 2018; Independent Legal Consultant, June 2016 – April 2018; Managing Director and Senior Managing Counsel, BNY Mellon, March 2002 – June 2016.	N/A
Angela A. Simmons Ultimus Fund Solutions, LLC 225 Pictoria Drive Suite 450 Cincinnati, OH 45246 Year of Birth: 1975	Since March 2022	Treasurer	Vice President - Financial Administration of Ultimus Fund Solutions, LLC. She has worked at Ultimus since 2007 in a number of roles, including Assistant Vice President - Financial Administration and Assistant Mutual Fund Controller - Fund Accounting Manager.	N/A
*	Alexander Morris is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) under the 1940 Act due to his affiliation with the Adviser.
**	Debra McGinty-Poteet is a member of the Board of Trustees and Audit Committee Chair of Series Portfolios Trust, a series trust that includes the Oakhurst Strategic Defined Risk Fund, which is managed by an affiliate of the Adviser.

Trustees’ Ownership of Fund Shares. As of June 30, 2021, Alexander Morris owned shares of the Predecessor Fund in the range of $10,001 - $50,000. As of June 30, 2021, no other Trustee owned shares of the Predecessor Fund.

Trustee Compensation. No director, officer or employee of the Adviser or Ultimus Fund Distributors, LLC (the “Distributor”), the Fund’s principal underwriter, receives any compensation from the Fund for serving as an officer or Trustee of the Trust. Effective January 1, 2021, each Independent Trustee receives from the Trust an annual fee of $34,500 payable quarterly, plus reimbursement of travel and other expenses incurred in attending meetings. In addition, the Chair of the Committee of Independent Trustees receives an additional annual fee of $1,000. The annual fees paid to the Independent Trustees were increased by $11,500 following the Reorganization and will be further increased by $11,500 for each additional newly established series of the Trust. The fee is split equally among the Fund and the Oakhurst Funds. The following table shows the amount of compensation paid to each of the Independent Trustees by the Trust for the fiscal year ended June 30, 2021.

Trustee	Aggregate Compensation Paid for Service to the Fund	Pension or Retirement Benefits Accrued	Estimated Annual Benefits Upon Retirement	Total Compensation Paid for Service By the Fund Complex
Interested Trustee:
Alexander R. Morris	None	None	None	None
Independent Trustees:
Debra L. McGinty-Poteet	None	None	None	$34,375
E. Keith Wirtz	None	None	None	$33,375
John R. Hildebrand	None	None	None	$33,375

April 20, 2022

STATEMENT OF ADDITIONAL INFORMATION

OAKHURST FIXED INCOME FUND

Institutional Shares – Ticker Symbol: OHFIX

OAKHURST SHORT DURATION BOND FUND

Institutional Shares –Ticker Symbol: OHSDX

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND

Institutional Shares –Ticker Symbol: OHSHX

Series of F/M FUNDS TRUST

December 29, 2021

Effective on April 20, 2022, Matthew Swendiman was elected to serve as President of the Trust and Dennis Mason was elected to serve as Chief Compliance Officer of the Trust. Effective on March 2, 2022, Angela Simmons was elected to serve as Treasurer of the Trust.

The section “Trustees and Officers” beginning on page 43 of the Statement of Additional Information is replaced as follows:

TRUSTEES AND OFFICERS

Overall responsibility for management of the Trust rests with its Trustees. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust’s day-to-day operations. The officers are elected annually. Certain officers of the Trust also may serve as a Trustee.

The Trust is managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts. There are currently four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”). The Independent Trustees are compensated by the Trust for their services as a Trustee. Officers of the Trust receive no compensation from the Trust for performing the duties of their offices.

Name, Address and Age	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Directorships of Public Companies During Past 5 Years
Interested Trustee:
Alexander Morris* c/o 3050 K Street NW, Ste. 201 Washington, D.C. 20007 Year of birth: 1984	Since December 2020	Trustee	President and Chief Investment Officer of F/m Acceleration and F/m Investments since March 2019. Director of Key Bridge Compliance, LLC since January 2019. Founder of Rowhouse Capital Partners LLC, the predecessor of F/m Investments in 2014. President of the Trust from December 2020 until April 2022.	None

Independent Trustees:
Debra Lee McGinty-Poteet** c/o 3050 K Street NW, Ste. 201 Washington, D.C. 20007 Year of birth: 1956	Since May 2015	Trustee	Retired since 2012. Currently serves on the Board for a number of non-profit organizations.	Trustee and Audit Committee Chair of Series Portfolios Trust, a registered investment company (2015 to present)
E. Keith Wirtz c/o 3050 K Street NW, Ste. 201 Washington, D.C. 20007 Year of birth: 1960	Since October 2016	Trustee	Vice President and Chief Investment Officer of Union Savings Bank of Connecticut since July 2019. Principal of Walrus Partners, LLC, a registered investment adviser from 2013 until 2019. Currently serves on the Board or Committee for a number of non-profit organizations.	None
John R. Hildebrand c/o 3050 K Street NW, Ste. 201 Washington, D.C. 20007 Year of birth: 1956	Since October 2019	Trustee	Retired since 2016. Partner in the Financial Services/Investment Management Practice of PricewaterhouseCoopers from 1994 until 2016.	None
Executive Officers:
Matthew Swendiman c/o 3050 K Street NW, Ste. 201 Washington, D.C. 20007 Year of birth: 1973	Since April 2022	President	Chairman and Chief Compliance Officer of the Sub-Adviser since March 2019. Chairman of F/m Acceleration, LLC (investment adviser support services) since March 2019. Director of Key Bridge Compliance, LLC and its predecessor firm since November 2018. President and CEO of JCM Financial Services Consulting, LLC from November 2018 to present. Of Counsel for Graydon law firm from September 2012 until November 2018. Chief Compliance Officer of the Trust from April 2021 until April 2022.	N/A
Dennis Mason c/o 3050 K Street NW, Ste. 201 Washington, D.C. 20007 Year of birth: 1967	Since April 2022	Chief Compliance Officer	Senior Compliance Officer, Key Bridge Compliance, LLC since April 2021. Fund Compliance Officer, Apex Fund Services, July 2013 – April 2021.	N/A
Linda J. Hoard 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of birth: 1947	Since October 2020	Secretary	Senior Vice President, Associate General Counsel, Legal Administration, Ultimus Fund Solutions, LLC, since April 2018; Independent Legal Consultant, June 2016 – April 2018; Managing Director and Senior Managing Counsel, BNY Mellon, March 2002 – June 2016.	N/A
Angela A. Simmons Ultimus Fund Solutions, LLC 225 Pictoria Drive Suite 450 Cincinnati, OH 45246 Year of Birth: 1975	Since March 2022	Treasurer	Vice President - Financial Administration of Ultimus Fund Solutions, LLC. She has worked at Ultimus since 2007 in a number of roles, including Assistant Vice President - Financial Administration and Assistant Mutual Fund Controller - Fund Accounting Manager.	N/A

*Alexander Morris is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) under the 1940 Act due to his affiliations with the Adviser and the Sub-Adviser.

**Debra McGinty-Poteet is a member of the Board of Trustees and Audit Committee Chair of Series Portfolios Trust, a series trust that includes the Oakhurst Strategic Defined Risk Fund, which is managed by an affiliate of the Adviser.

Trustees’ Ownership of Fund Shares. The following table shows each Trustee's beneficial ownership of shares of the Funds and, on an aggregate basis, of shares of all funds within the complex overseen by the Trustee. Information is provided as of December 31, 2021.

Name of Trustee	Dollar Range of Fixed Income Fund Shares Owned by Trustee	Dollar Range of Short Duration Bond Fund Shares Owned by Trustee	Dollar Range of High Yield Credit Fund Shares Owned by Trustee	Aggregate Dollar Range of Shares of All Funds in Fund Complex Overseen by Trustee
Interested Trustee:
Alexander R. Morris	None	None	None	None
Independent Trustees:
Debra L. McGinty-Poteet	None	None	None	None
E. Keith Wirtz	None	None	None	None
John R. Hildebrand	None	None	None	None

Trustee Compensation. No director, officer or employee of the Adviser or Ultimus Fund Distributors, LLC (the “Distributor”), the Funds’ principal underwriter, receives any compensation from the Funds for serving as an officer or Trustee of the Trust. Effective January 1, 2021, each Independent Trustee receives from the Trust an annual fee of $34,500 payable quarterly, plus reimbursement of travel and other expenses incurred in attending meetings. In addition, the Chair of the Committee of Independent Trustees receives an additional annual fee of $1,000. The annual fees paid to the Independent Trustees shall be increased by $11,500 for each newly established series of the Trust. Prior to January 1, 2021, each Independent Trustee received from the Trust an annual fee of $30,000 payable quarterly, a fee of $7,500 for attending each special meeting of the Board, plus reimbursement of travel and other expenses incurred in attending meetings. The fee is split equally among the Funds. The following table shows the amount of compensation paid to each of the Independent Trustees with respect to the fiscal year ended August 31, 2021:

Trustee	Aggregate Compensation Paid for Service by each Fund	Pension or Retirement Benefits Accrued	Estimated Annual Benefits Upon Retirement	Total Compensation Paid for Service to the Funds and Fund Complex
Interested Trustee:
Alexander R. Morris	None	None	None	None
Independent Trustees:
Debra L. McGinty-Poteet	$11,458	None	None	$34,375
E. Keith Wirtz	$11,125	None	None	$33,375
John R. Hildebrand	$11,125	None	None	$33,375

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